Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik000889188s_SupplementTextBlock

FORWARD FUNDS

Supplement dated August 15, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus") and Forward Funds Class A, Class B, Class C and Class M Prospectus ("Load Prospectus," and together with the No-Load Prospectus, the "Prospectuses")

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

AND INVESTMENT POLICY

The following information applies to the Forward Large Cap Equity Fund (the "Fund") only:

Change of Name

Effective November 1, 2011, the name of the Fund will be changed to the "Forward Large Cap Dividend Fund." Accordingly, effective November 1, 2011, all references in each of the Prospectuses to "Forward Large Cap Equity Fund" shall be replaced with "Forward Large Cap Dividend Fund."

Change to Principal Investment Strategy

Effective November 1, 2011, the first sentence of the first paragraph of the section titled "Principal Investment Strategy" on page 70 of the No-Load Prospectus and page 67 of the Load Prospectus shall be replaced to read as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of dividend paying companies that have large capitalizations.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

No Load | Forward Large Cap Dividend Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik000889188s_SupplementTextBlock

FORWARD FUNDS

Supplement dated August 15, 2011

to the

Forward Funds Investor Class and Institutional Class Prospectus ("No-Load Prospectus") and Forward Funds Class A, Class B, Class C and Class M Prospectus ("Load Prospectus," and together with the No-Load Prospectus, the "Prospectuses")

each dated May 1, 2011, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN FUND NAME

AND INVESTMENT POLICY

The following information applies to the Forward Large Cap Equity Fund (the "Fund") only:

Change of Name

Effective November 1, 2011, the name of the Fund will be changed to the "Forward Large Cap Dividend Fund." Accordingly, effective November 1, 2011, all references in each of the Prospectuses to "Forward Large Cap Equity Fund" shall be replaced with "Forward Large Cap Dividend Fund."

Change to Principal Investment Strategy

Effective November 1, 2011, the first sentence of the first paragraph of the section titled "Principal Investment Strategy" on page 70 of the No-Load Prospectus and page 67 of the Load Prospectus shall be replaced to read as follows:

Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in equity securities of dividend paying companies that have large capitalizations.

****

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE